Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Restricted investments	R 3,301	R 3,271
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	3,273	3,238	R 2,621
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	2,015	2,335
Cash and cash equivalents
Disclosure of financial assets [line items]
Restricted investments	30	23
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	R 1,228	R 880